Dec. 29, 2014

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™

Schwab U.S. Large-Cap Growth ETF™

Schwab U.S. Large-Cap Value ETF™

Supplement, dated November 17, 2015, to the Prospectus, dated December 29, 2014, as supplemented November 12, 2015, and Statement of Additional Information (SAI), dated December 29, 2014, as supplemented February 27, 2015,

March 4, 2015, and November 12, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 17, 2015, the management fees of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF, and Schwab U.S. Large-Cap Value ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Broad Market ETF	0.04%	0.03%
Schwab U.S. Large-Cap Growth ETF	0.07%	0.06%
Schwab U.S. Large-Cap Value ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective November 17, 2015:

1. Schwab U.S. Broad Market ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None

Total annual fund operating expenses	0.03

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$3	$10	$17	$39

2. Schwab U.S. Large-Cap Growth ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3. Schwab U.S. Large-Cap Value ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77